INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2020
INVENTORIES
Schedule of Inventories

	2019	2020
	December 31	September 30
	RMB	RMB
Raw materials	1,350,518,751	2,017,586,883
Work-in-progress	792,495,823	1,226,584,172
Finished goods	3,675,774,411	4,478,097,805
Total	5,818,788,985	7,722,268,860